Balance Sheet Details	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Balance Sheet Details

5. Balance Sheet Details

The following provides certain balance sheet details:

	December 31,	September 30,
	2013	2014
Fixed Assets
Machinery and equipment	$2,761,560	$2,773,875
Furniture and office equipment	209,844	209,844
Computer equipment and software	681,508	681,508
Leasehold improvements	373,653	506,328
Financed equipment	677,000	878,447
Construction in process	12,299	12,739
	4,715,864	5,062,741
Less accumulated depreciation and amortization	4,356,977	4,534,493
Total fixed assets, net	$358,887	$528,248
Accrued Liabilities
Accrued interest	$524,885	$33,125
Accrued payroll	125,299	148,664
Deferred wages	1,377,987	—
Accrued vacation	213,601	251,108
Accrued bonuses	—	122,100
Other	286	25,605
Total accrued liabilities	$2,242,058	$580,602

As of December 31, 2013, the Company incurred $538,318 in costs directly associated with its IPO, which are reflected on the unaudited condensed balance sheet as a component of prepaid expenses and other current assets. As of September 30, 2014, a balance of $1,211,896 of such costs, in addition to underwriting discounts of $1,330,000 and an aggregate $746,259 of associated stock option and restricted stock awards, are offset against additional paid-in capital as a result of the closing of the Company’s IPO on February 10, 2014 (see Note 2).

4. Balance Sheet Details

The following provides certain balance sheet details:

	December 31,
	2012	2013
Fixed Assets
Machinery and equipment	$2,761,560	$2,761,560
Furniture and office equipment	209,844	209,844
Computer equipment and software	681,508	681,508
Leasehold improvements	373,653	373,653
Capital lease equipment	677,000	677,000
Construction in process	11,588	12,299

	4,715,153	4,715,864
Accumulated depreciation and amortization	4,090,423	4,356,977

Total fixed assets, net	$624,730	$358,887

Accrued Liabilities
Accrued interest	$1,963,007	$524,885
Accrued payroll	185,150	125,299
Deferred wages	972,405	1,377,987
Accrued vacation	224,187	213,601
Other	2,057	286

Total accrued liabilities	$3,346,806	$2,242,058

During the year ended December 31, 2013, the Company incurred $538,318 in costs directly associated with its anticipated IPO, which are reflected on the balance sheet as a component of prepaid expenses and other current assets at December 31, 2013. A liability of $328,221 for associated unpaid invoices is recorded as a component of accounts payable at December 31, 2013.

As of December 31, 2012 other non-current assets of $269,000 consisted solely of deposits for the San Diego building, which is leased under a non-cancelable operating lease. During the year ended December 31, 2013, the Company amended its lease agreement and forfeited the balance.